SCHEDULE OF FUTURE AMORTIZATION EXPENSE (Details) - GBP (£)	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
2026	£ 1,000,000
2027	2,000,000
2028	2,000,000
2029	2,000,000
2030	2,000,000
Thereafter	1,758,905
Total	£ 10,758,905	£ 11,758,905